Pension Plan Assets Measured at Fair Value on a Recurring Basis (Detail) (Pension Plans, USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	$ 2,327		$ 1,542		$ 1,341
Interest-bearing cash
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	134		60
US Equities
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	301	[1]	317	[1]
International Equities
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	287		202
Corporate bonds
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	1,319		859
U S Treasury
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	206		34
Other
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	73	[2]	61	[2]
Other
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	7		9
Fair Value Measurement Level 1
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	486		415
Fair Value Measurement Level 1 | US Equities
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	206	[1]	263	[1]
Fair Value Measurement Level 1 | International Equities
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	280		152
Fair Value Measurement Level 2
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	1,834		1,118
Fair Value Measurement Level 2 | Interest-bearing cash
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	134		60
Fair Value Measurement Level 2 | US Equities
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	95	[1]	54	[1]
Fair Value Measurement Level 2 | International Equities
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	7		50
Fair Value Measurement Level 2 | Corporate bonds
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	1,319		859
Fair Value Measurement Level 2 | U S Treasury
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	206		34
Fair Value Measurement Level 2 | Other
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	73	[2]	61	[2]
Fair Value Measurement Level 3
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	7		9
Fair Value Measurement Level 3 | Other
Fair Value Measurement of Pension Plan Assets
Fair value of plan assets	$ 7		$ 9

[1]	Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody's.
[2]	Other consists primarily of US agency securities.